UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21033

Nuveen Connecticut Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund 2 (NGK)
	February 29, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.8% (1.1% of Total Investments)
$ 640	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 633,158
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 39.2% (25.3% of Total Investments)
275	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	301,747
	Series 2011H, 5.000%, 7/01/41
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	201,692
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
135	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	139,393
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,	7/20 at 100.00	A–	543,070
	Series 2010-O, 5.000%, 7/01/40
310	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	378,088
	Series 2005F, 5.250%, 7/01/19 – AMBAC Insured
715	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A–	781,159
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
75	5.000%, 7/01/30 – AMBAC Insured	7/17 at 100.00	N/R	79,178
120	5.000%, 7/01/37 – AMBAC Insured	7/17 at 100.00	N/R	123,702
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/21 at 100.00	BBB	547,865
	University, Series 2011G, 5.625%, 7/01/41
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/22 at 100.00	AA–	495,185
	University, Series 2012H, 5.000%, 7/01/28 – AGM Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of
	Hartford, Series 2002E:
590	5.500%, 7/01/22 – RAAI Insured	7/12 at 101.00	BBB–	599,175
1,000	5.250%, 7/01/32 – RAAI Insured	7/12 at 101.00	BBB–	1,011,480
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	506,145
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	896,856
	Series 2010G, 5.000%, 7/01/35
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	523,545
	Series 2003X-1, 5.000%, 7/01/42 (UB)
1,600	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,755,856
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
2,750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	3,033,525
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
	University of Connecticut, General Obligation Bonds, Series 2006A:
450	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	519,413
490	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	558,208
460	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	539,828
500	University of Connecticut, Student Fee Revenue Refunding Bonds, Series 2002A, 5.250%,	11/12 at 101.00	Aa2	521,595
	11/15/22 – FGIC Insured
12,920	Total Education and Civic Organizations			14,056,705
	Health Care – 32.0% (20.7% of Total Investments)
300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	N/R	301,542
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/12 at 100.00	N/R	20,038
315	6.000%, 7/01/25 – RAAI Insured	7/12 at 100.00	N/R	315,387
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
400	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	432,096
300	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	311,268
300	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	306,732
1,030	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	1,082,087
	Series 2011A, 5.000%, 7/01/41
170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	BBB–	173,193
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A+	424,328
	Hospitals, Series 2011F, 5.000%, 7/01/36
1,190	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	1,241,967
	Series 2006, 5.000%, 7/01/32 – AGM Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, St. Francis Hospital	7/12 at 101.00	N/R	1,003,400
	and Medical Center, Series 2002D, 5.000%, 7/01/22 – RAAI Insured
315	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 100.00	A	340,965
	Series 2010-I, 5.000%, 7/01/30
550	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	600,133
	Health, Series 2011M, 5.375%, 7/01/41
750	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	812,490
	Health, Series 2011N, 5.000%, 7/01/29
1,170	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	1,248,039
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	224,474
	Hospital, Series 2010M, 5.500%, 7/01/40
800	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	860,000
	Series 2010A, 5.000%, 11/15/40
175	Connecticut Health and Eductaional Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	A	191,088
	Series 2010, 4.750%, 11/15/29
1,400	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	1,581,006
	Bonds, Unity Hospital of Rochestor Project, Series 2010, 5.500%, 8/15/40
10,785	Total Health Care			11,470,233
	Housing/Multifamily – 1.4% (0.9% of Total Investments)
480	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	488,371
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)
	Housing/Single Family – 8.2% (5.3% of Total Investments)
250	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C,	5/12 at 100.00	AAA	250,138
	5.450%, 11/15/43 (Alternative Minimum Tax)
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	709,590
	5.050%, 11/15/34
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1:
305	4.700%, 11/15/26 (Alternative Minimum Tax)	11/15 at 100.00	AAA	310,014
330	4.800%, 11/15/31 (Alternative Minimum Tax)	11/15 at 100.00	AAA	333,947
585	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	606,458
	4.650%, 11/15/27
700	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,	11/19 at 100.00	AAA	729,309
	Series 2010-A2, 4.750%, 11/15/35
2,870	Total Housing/Single Family			2,939,456
	Long-Term Care – 3.2% (2.1% of Total Investments)
320	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/13 at 100.00	BBB	326,822
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
450	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Village for Families	7/12 at 101.00	N/R	456,827
	and Children Inc., Series 2002A, 5.000%, 7/01/19 – AMBAC Insured
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	253,758
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
105	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A, 7.625%, 1/01/30	1/20 at 100.00	N/R	111,557
1,125	Total Long-Term Care			1,148,964
	Tax Obligation/General – 11.5% (7.4% of Total Investments)
600	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	695,448
400	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	464,024
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – AGM Insured	8/15 at 100.00	AA–	407,779
140	4.375%, 8/01/24 – AGM Insured	8/15 at 100.00	AA–	147,876
650	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 – AMBAC Insured	11/16 at 100.00	A1	754,501
1,000	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	1,148,470
	5.000%, 8/01/36
400	Suffield, Connecticut, General Obligation Bonds, Series 2005, 5.000%, 6/15/21	No Opt. Call	AA+	509,088
3,550	Total Tax Obligation/General			4,127,186
	Tax Obligation/Limited – 16.7% (10.8% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
575	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	610,961
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	526,530
850	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	957,525
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	556,740
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
500	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	Baa1	544,330
	7/01/31 – AMBAC Insured
430	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	130,514
	0.000%, 7/01/32 – FGIC Insured
750	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	823,478
1,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,082,310
	2010A, 5.375%, 8/01/39
300	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	310,983
	2011aA, 7.000%, 4/01/41
420	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	442,919
	Series 2010A, 5.000%, 10/01/29
5,825	Total Tax Obligation/Limited			5,986,290
	Transportation – 5.9% (3.8% of Total Investments)
1,950	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	2,113,235
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 17.9% (11.6% of Total Investments) (5)
1,625	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 2002A,	7/12 at 100.00	AA (5)	1,653,665
	5.375%, 7/01/20 (Pre-refunded 7/01/12) – AGM Insured
785	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	843,891
	(Pre-refunded 10/01/13)
	Farmington, Connecticut, General Obligation Bonds, Series 2002:
1,000	5.000%, 9/15/20 (Pre-refunded 9/15/12)	9/12 at 101.00	Aaa	1,036,360
1,450	5.000%, 9/15/21 (Pre-refunded 9/15/12)	9/12 at 101.00	Aaa	1,502,722
805	Hartford County Metropolitan District, Connecticut, General Obligation Bonds, Series 2002,	4/12 at 101.00	AA+ (5)	816,544
	5.000%, 4/01/22 (Pre-refunded 4/01/12)
500	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/17	10/15 at 100.00	AAA	578,285
	(Pre-refunded 10/01/15)
6,165	Total U.S. Guaranteed			6,431,467
	Utilities – 6.2% (4.0% of Total Investments)
470	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	472,759
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/12 at 101.00	Ba1	1,008,450
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	7/12 at 100.00	BBB	250,750
510	5.500%, 1/01/20 (Alternative Minimum Tax)	7/12 at 100.00	BBB	511,811
2,230	Total Utilities			2,243,770
	Water and Sewer – 10.9% (7.0% of Total Investments)
220	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	222,154
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
690	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	729,509
320	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	334,339
130	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/15 at 100.00	Ba2	133,020
	Series 2005, 6.000%, 7/01/25
350	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	Ba2	351,474
	Series 2010, 5.625%, 7/01/40
500	Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds, Senior Lien Series 2008A,	7/18 at 100.00	Baa2	539,355
	6.000%, 7/01/38
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – NPFG Insured	8/13 at 100.00	Aa3	780,533
410	5.000%, 8/01/33 – NPFG Insured	8/13 at 100.00	Aa3	419,221
350	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	388,992
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
3,720	Total Water and Sewer			3,898,597
$ 52,260	Total Investments (cost $52,493,329) – 154.9%			55,537,432
	Floating Rate Obligations – (9.7)%			(3,460,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (47.3)% (6)			(16,950,000)
	Other Assets Less Liabilities – 2.1%			726,518
	Net Assets Applicable to Common Shares – 100%			$ 35,853,950

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$55,537,432	$—	$55,537,432

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 29, 2012, the cost of investments was $49,030,008.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:
Gross unrealized:
Appreciation	$3,178,890
Depreciation	(132,504)
Net unrealized appreciation (depreciation) of investments	$3,046,386

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.5%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Dividend Advantage Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         April 27, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         April 27, 2012